Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses
Accretion expenses (Notes 7 and 8)	$ 219,402	$ 50,204
Community relations	13,005	6,573
Consulting fees	37,042	495,968
Depreciation (Note 5)	307,095	326,078
Foreign exchange loss	258,930	405,513
Insurance	609,381	513,001
Interest expense on lease liabilities (Note 5)	34,697	48,572
Investor relations	54,035	465,922
Management fees	1,756,403	1,237,163
Termination payments (Note 11)	1,287,509	1,199,899
Office	594,972	575,795
Professional fees	736,389	1,673,209
Property investigation	18,571	3,691
Regulatory and shareholders service	331,233	492,466
Share-based compensation (Note 9)	3,693,273	2,478,400
Travel and related	132,043	286,669
Wages and salaries	942,816	506,164
Total expense	(11,026,796)	(10,765,287)
Other income	69,200	24,694
Loss and comprehensive loss for the year	$ (10,957,596)	$ (10,740,593)
Basic and diluted loss per share	$ (0.03)	$ (0.04)
Weighted average number of common shares outstanding (basic and diluted)	352,657,635	294,983,142